Business Combinations - Summary of Purchase Consideration, Net Assets Acquired and Goodwill (Details) - USD ($) $ in Thousands	Dec. 20, 2021	Dec. 06, 2021	Sep. 14, 2021	Feb. 05, 2020	Aug. 02, 2019	May 28, 2019	Apr. 03, 2019	Jan. 04, 2019
Luxclusif
Purchase consideration
Cash		$ 7,682
Deferred payments		135
Total cash or purchase consideration		7,817
Cash		7,800
Ordinary shares issued		13,100
Total cash or purchase consideration		$ 26,800
Allure
Purchase consideration
Deferred payments	$ 1,465
Cash	15,858
Ordinary shares issued	4,380
Total cash or purchase consideration	$ 21,703
JBUX
Purchase consideration
Cash			$ 4,000
Total cash or purchase consideration			$ 4,000
Ambush Inc.
Purchase consideration
Cash				$ 12,142
Total cash or purchase consideration				$ 12,142
Stadium Goods
Purchase consideration
Ordinary shares issued								$ 28,600
Cash								150,200
Ordinary shares issued								80,700
Total cash or purchase consideration								$ 178,800
Toplife
Purchase consideration
Cash						$ 48,503
Total cash or purchase consideration						$ 48,503
Curiosity China
Purchase consideration
Cash							$ 9,000
Total cash or purchase consideration							$ 9,000
New Guards
Purchase consideration
Ordinary shares issued					$ 280,705
Cash					358,910
Ordinary shares issued					345,200
Total cash or purchase consideration					708,899
Ordinary shares to be issued					$ 69,284